Total
Personal Investment Class | Invesco Premier Portfolio
Fund Summary
Investment Objective(s)
The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Personal Investment Class Invesco Premier Portfolio Personal Investment Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Personal Investment Class Invesco Premier Portfolio Personal Investment Class
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.55%
Total Annual Fund Operating Expenses	0.80%
Fee Waiver and/or Expense Reimbursement	0.07%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.73%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Personal Investment Class | Invesco Premier Portfolio | Personal Investment Class | USD ($)	75	248	437	983

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended
(Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section of this Prospectus. The Fund invests in conformity with the U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board). Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Personal Investment Class	Period Ended	Returns
Year-to-date	September 30, 2023	3.36%
Best Quarter	December 31, 2022	0.78%
Worst Quarter	March 31, 2022	0.00%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns	1 Year	5 Years	Since Inception	Inception Date
Personal Investment Class | Invesco Premier Portfolio | Personal Investment Class	1.24%	0.93%	0.82%	Sep. 01, 2016